CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted cash	$ 25,439	$ 8,548
Total gross loans receivable	571,531	413,247
Allowance for loan losses	73,997	64,127
Other intangibles accumulated amortization and impairment charges	33,916	32,260
Accrued interest	20,904	25,467
Long-term debt (excluding current maturities)	$ 804,140	$ 706,225
Preferred stock par value (in usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	25,000,000	0
Preferred shares issued (in shares)	0	0
Class A common stock, par value (in usd per share)	$ 0.001	$ 0.001
Class A common stock, authorized (in shares)	225,000,000	72,000,000
Class A common stock, issued (in shares)	46,412,231	44,561,419
Class A common stock, outstanding (in shares)	46,412,231	44,561,419
Variable Interest Entity
Restricted cash	$ 12,840	$ 6,871
Total gross loans receivable	148,876	213,846
Allowance for loan losses	12,688	46,140
Other intangibles accumulated amortization and impairment charges	33,916	32,260
Accrued interest	831	1,266
Long-term debt (excluding current maturities)	111,335	124,590
Issuance costs	$ 3,856	$ 4,188